Eaton Vance
Emerging and Frontier Countries Equity Fund
January 31, 2026 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $3,236,260,646 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 93.0%
Security	Shares	Value
Argentina — 4.2%
Banco BBVA Argentina SA ADR	454,813	$ 9,196,319
Banco Macro SA ADR(1)	232,909	23,733,427
Bolsas y Mercados Argentinos SA	12,522,109	2,795,848
Central Puerto SA ADR(1)	262,021	4,328,587
Corp. America Airports SA(1)	94,779	2,809,250
Cresud SA ADR(1)	78,095	1,055,063
Ecogas Inversiones SA GDR(1)(2)	181,105	23,503
Empresa Distribuidora Y Comercializadora Norte ADR(1)	46,228	1,416,426
Grupo Financiero Galicia SA ADR(1)	589,380	32,480,732
Grupo Supervielle SA ADR(1)	377,546	4,609,837
IRSA Inversiones y Representaciones SA ADR(1)	60,072	1,045,253
Loma Negra Cia Industrial Argentina SA ADR(1)	120,549	1,389,930
Pampa Energia SA ADR(1)	102,464	8,877,481
Telecom Argentina SA ADR	273,679	3,694,666
Transportadora de Gas del Sur SA, Class B ADR(1)	185,180	5,905,390
Vista Energy SAB de CV ADR(1)	196,725	11,899,895
YPF SA ADR(1)	493,413	19,632,903
		$ 134,894,510
Australia — 0.6%
Anglogold Ashanti PLC	222,900	$ 20,093,884
		$ 20,093,884
Austria — 0.1%
Raiffeisen Bank International AG	96,000	$ 4,838,924
		$ 4,838,924
Belgium — 0.4%
Cenergy Holdings SA	501,707	$ 11,525,527
		$ 11,525,527
Brazil — 3.8%
Adecoagro SA	64,396	$ 570,549
Ambev SA	1,152,900	3,253,160
Arcos Dorados Holdings, Inc., Class A	289,298	2,366,458
Axia Energia	296,600	3,064,204
Axia Energia, Class B, PFC Shares	58,100	638,214
Axia Energia, Class C, PFC Shares(1)	93,228	935,336
B3 SA - Brasil Bolsa Balcao	1,283,400	3,938,418
Banco Bradesco SA	388,100	1,351,003
Banco Bradesco SA, PFC Shares	1,289,300	5,220,651
Banco BTG Pactual SA	287,500	3,275,023
Security	Shares	Value
Brazil (continued)
Banco do Brasil SA	418,700	$ 2,006,482
BB Seguridade Participacoes SA	170,600	1,209,460
Caixa Seguridade Participacoes SA	146,200	480,874
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	120,159	3,224,332
Cia Energetica de Minas Gerais, PFC Shares	417,600	910,940
Cia Paranaense de Energia - Copel	266,100	666,419
CPFL Energia SA	56,300	550,510
Embraer SA	171,400	3,157,518
Energisa SA	74,690	723,944
Eneva SA(1)	236,100	947,496
Engie Brasil Energia SA	69,720	434,131
Equatorial SA	290,800	2,261,087
Gerdau SA, PFC Shares	316,200	1,347,053
Itau Unibanco Holding SA, PFC Shares	1,338,073	11,568,538
Itausa SA, PFC Shares	1,435,038	3,724,786
Klabin SA	199,374	725,857
Localiza Rent a Car SA	224,200	2,061,477
Localiza Rent a Car SA, PFC Shares(1)	8,623	76,452
Motiva Infraestrutura de Mobilidade SA	246,100	783,742
NU Holdings Ltd., Class A(1)	826,700	14,673,925
Petroleo Brasileiro SA - Petrobras	907,000	6,960,948
Petroleo Brasileiro SA - Petrobras, PFC Shares	1,128,500	8,096,938
Porto Seguro SA	47,100	449,633
Prio SA(1)	207,600	2,011,405
Raia Drogasil SA	320,382	1,491,494
Rede D'Or Sao Luiz SA(2)	195,200	1,572,282
Rumo SA	316,800	888,503
StoneCo Ltd., Class A(1)	54,400	878,016
Suzano SA	169,400	1,587,858
Telefonica Brasil SA	196,500	1,395,691
TIM SA	206,600	962,583
TOTVS SA	130,800	1,107,740
Ultrapar Participacoes SA	177,000	853,596
Vale SA	885,100	14,181,109
Vibra Energia SA	245,700	1,342,707
WEG SA	409,300	4,022,421
		$ 123,950,963
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 1,243,433
		$ 1,243,433
Canada — 0.0%†
Lithium Argentina AG(1)	236,665	$ 1,592,756
		$ 1,592,756

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chile — 6.2%
Banco de Chile	148,413,700	$ 32,693,070
Banco de Credito e Inversiones SA	291,469	21,661,166
Banco Santander Chile	219,600,100	19,315,407
Cencosud SA	4,176,800	13,976,708
Empresas CMPC SA	3,778,200	5,664,266
Empresas COPEC SA	1,288,000	10,979,776
Enel Americas SA	37,256,118	3,517,241
Enel Chile SA	93,691,114	7,943,319
Falabella SA	2,127,800	16,514,964
Latam Airlines Group SA	823,778,422	26,729,979
Plaza SA	1,338,000	5,819,687
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	469,579	36,156,212
		$ 200,971,795
China — 1.0%
Alibaba Group Holding Ltd.	785,600	$ 16,712,519
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	21,375
Tencent Holdings Ltd.	212,600	16,340,819
		$ 33,074,713
Cyprus — 3.0%
Bank of Cyprus Holdings PLC	7,448,732	$ 82,184,925
Sunrisemezz PLC(1)	1	0
Theon International PLC	379,125	14,067,198
		$ 96,252,123
Egypt — 0.3%
Commercial International Bank - Egypt (CIB)	465,600	$ 1,327,207
Talaat Moustafa Group	4,869,600	8,970,886
		$ 10,298,093
Georgia — 1.6%
Georgia Capital PLC(1)	816,886	$ 37,772,781
Lion Finance Group PLC	52,183	7,209,568
TBC Bank Group PLC	108,473	6,306,860
		$ 51,289,209
Greece — 10.5%
Aegean Airlines SA(3)	118,953	$ 2,107,323
Aktor SA Holding Co. Technical & Energy Projects(1)	750,000	9,649,160
Alpha Bank SA	8,023,754	38,409,385
Athens International Airport SA	97,384	1,306,780
Athens Water Supply & Sewage Co. SA	106,068	905,824
Autohellas Tourist & Trading SA	49,238	758,532
Avax SA	281,000	1,120,001
Security	Shares	Value
Greece (continued)
Ellaktor SA	333,572	$ 544,819
Eurobank SA	9,679,687	47,304,395
GEK TERNA SA	253,325	9,971,302
Hellenic Telecommunications Organization SA	621,243	11,651,670
Helleniq Energy Holdings SA	288,405	3,103,886
Holding Co. ADMIE IPTO SA	711,857	2,588,127
Ideal Holdings SA	394,993	2,902,434
JUMBO SA	403,637	11,968,179
LAMDA Development SA(1)	232,506	1,952,144
Metlen Energy & Metals PLC(1)	361,731	19,729,079
Motor Oil (Hellas) Corinth Refineries SA	207,214	8,343,050
National Bank of Greece SA	3,056,224	53,955,912
Noval Property Real Estate Investment Co.	413,837	1,362,778
OPAP SA(3)	658,096	13,271,930
Optima bank SA	1,389,042	14,256,196
Piraeus Bank SA	4,251,258	42,883,820
Public Power Corp. SA	768,290	18,159,384
Qualco Group SA(1)	1,030,636	7,383,136
Sarantis SA	126,905	2,040,962
Titan SA(3)	161,695	10,849,958
Trade Estates Real Estate Investment SA	456,600	1,083,417
		$ 339,563,583
Hungary — 2.3%
Magyar Telekom Telecommunications PLC	524,700	$ 3,254,975
MOL Hungarian Oil & Gas PLC	697,500	8,518,529
OTP Bank Nyrt	425,692	53,565,658
Richter Gedeon Nyrt	232,700	7,785,423
		$ 73,124,585
India — 3.9%
Adani Energy Solutions Ltd.(1)	44,159	$ 430,138
Adani Green Energy Ltd.(1)	14,178	131,536
Ambuja Cements Ltd.	340,300	1,891,673
Apollo Hospitals Enterprise Ltd.	34,719	2,629,241
Asian Paints Ltd.	88,711	2,342,530
Avenue Supermarts Ltd.(1)(2)	10,455	419,563
Axis Bank Ltd.	188,777	2,816,428
Bajaj Finance Ltd.	221,260	2,238,566
Bharti Airtel Ltd.	215,505	4,621,927
Cipla Ltd.	24,973	359,910
Dabur India Ltd.	262,200	1,444,766
Divi's Laboratories Ltd.	6,252	411,890
DLF Ltd.	171,000	1,184,029
Dr. Reddy's Laboratories Ltd.	45,130	597,145
Eicher Motors Ltd.	16,790	1,301,243

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Eternal Ltd.(1)	208,463	$ 621,379
Fortis Healthcare Ltd.	118,900	1,102,070
FSN E-Commerce Ventures Ltd.(1)	418,800	1,081,422
GAIL (India) Ltd.	88,026	160,353
Godrej Consumer Products Ltd.	54,300	681,806
Godrej Properties Ltd.(1)	23,800	408,545
Grasim Industries Ltd.	14,023	430,357
Havells India Ltd.	9,907	138,603
HCL Technologies Ltd.	77,742	1,434,543
HDFC Asset Management Co. Ltd.(2)	44,800	1,226,640
HDFC Bank Ltd.	968,338	9,791,127
HDFC Life Insurance Co. Ltd.(2)	79,300	630,725
Hero MotoCorp Ltd.	23,400	1,409,434
Hindalco Industries Ltd.	214,409	2,231,849
Hindustan Unilever Ltd.	70,730	1,826,077
ICICI Bank Ltd.	448,874	6,617,579
ICICI Prudential Life Insurance Co. Ltd.(2)	219,900	1,523,043
IDFC First Bank Ltd.	2,276,000	2,070,802
Indian Railway Catering & Tourism Corp. Ltd.	9,683	65,654
Infosys Ltd.	285,297	5,102,902
Intellect Design Arena Ltd.	17,316	172,156
ITC Hotels Ltd.(1)	4,344	8,548
ITC Ltd.	573,245	2,009,472
Jindal Steel Ltd.	142,691	1,748,455
JSW Energy Ltd.	100,600	502,893
JSW Steel Ltd.	147,783	1,942,553
Jubilant Foodworks Ltd.	15,996	86,556
Kotak Mahindra Bank Ltd.	421,020	1,868,499
KPIT Technologies Ltd.	119,000	1,349,217
Kwality Wall's India Ltd.(1)	114,830	47,686
Larsen & Toubro Ltd.	56,893	2,434,299
Lodha Developers Ltd.(2)	158,400	1,675,458
LTIMindtree Ltd.(2)	3,328	216,354
Mahindra & Mahindra Ltd.	78,846	2,944,086
Mankind Pharma Ltd.	34,600	799,936
Marico Ltd.	182,100	1,447,638
Maruti Suzuki India Ltd.	10,557	1,677,172
Max Healthcare Institute Ltd.	111,900	1,165,231
Mphasis Ltd.	3,178	95,578
Muthoot Finance Ltd.	39,700	1,654,336
Nestle India Ltd.	55,406	804,670
Nippon Life India Asset Management Ltd.(2)	143,900	1,374,909
NTPC Ltd.	365,456	1,415,980
Oberoi Realty Ltd.	80,800	1,311,403
Oil & Natural Gas Corp. Ltd.	352,901	1,034,575
One 97 Communications Ltd.(1)	101,200	1,253,380
Security	Shares	Value
India (continued)
Persistent Systems Ltd.	9,100	$ 598,350
Petronet LNG Ltd.	28,740	90,642
PI Industries Ltd.	22,263	773,715
Power Grid Corp. of India Ltd.	390,517	1,090,137
Reliance Industries Ltd.	512,710	7,790,588
SBI Life Insurance Co. Ltd.(2)	70,300	1,529,202
Shriram Finance Ltd.	125,500	1,393,119
Spandana Sphoorty Financial Ltd.(1)	4,187	5,507
SRF Ltd.	5,781	177,132
State Bank of India	159,092	1,864,661
Sun Pharmaceutical Industries Ltd.	72,699	1,261,583
Tata Consultancy Services Ltd.	77,559	2,637,632
Tata Consumer Products Ltd.	178,647	2,205,442
Tata Elxsi Ltd.	1,296	75,035
Tata Motors Ltd.(1)	101,464	505,734
Tata Motors Passenger Vehicles Ltd.	101,464	386,667
Tata Steel Ltd.	1,171,033	2,444,365
Tech Mahindra Ltd.	42,067	798,180
Titan Co. Ltd.	33,836	1,464,093
Trent Ltd.	14,564	599,815
Tube Investments of India Ltd.	4,113	104,668
TVS Motor Co. Ltd.	20,100	804,589
UltraTech Cement Ltd.	9,309	1,286,618
UPL Ltd.	20,280	155,386
Varun Beverages Ltd.	351,047	1,798,178
Wipro Ltd.	239,042	616,774
		$ 124,874,347
Kazakhstan — 2.1%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,015,500	$ 32,648,325
Kaspi.KZ JSC ADR(1)	182,700	13,916,259
NAC Kazatomprom JSC GDR(4)	259,100	21,298,020
		$ 67,862,604
Kuwait — 2.4%
Boubyan Bank KSCP	1,851,250	$ 4,085,572
Gulf Bank KSCP	2,379,524	2,671,436
Kuwait Finance House KSCP	13,068,480	34,389,507
Mabanee Co. KPSC	819,520	2,682,171
Mobile Telecommunications Co. KSCP	2,324,600	3,873,324
National Bank of Kuwait SAKP	9,989,636	30,951,672
		$ 78,653,682
Luxembourg — 0.1%
Reinet Investments SCA	59,600	$ 2,054,470
		$ 2,054,470

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Myanmar — 0.1%
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 1,911,524
		$ 1,911,524
Netherlands — 0.0%†
Euronext NV	4,350	$ 607,924
		$ 607,924
Nigeria — 1.6%
Access Holdings PLC	180,636,000	$ 2,947,838
Dangote Cement PLC	6,821,000	3,088,660
Fidelity Bank PLC	201,131,544	2,698,125
First HoldCo PLC	126,904,487	4,116,081
Guaranty Trust Holding Co. PLC	112,413,000	8,026,534
Guaranty Trust Holding Co. PLC	40,000,000	2,801,320
MTN Nigeria Communications PLC	10,899,410	4,507,723
Nestle Nigeria PLC(1)	370,301	534,719
Nigerian Breweries PLC(1)	38,842,000	2,200,400
Oando PLC(1)	37,158,943	1,085,826
Presco PLC	1,802,500	2,090,286
SEPLAT Energy PLC	835,000	4,294,493
Stanbic IBTC Holdings PLC	18,733,000	1,511,122
Transnational Corp. of Nigeria PLC	10,663,709	352,470
United Bank for Africa PLC	132,464,318	4,234,139
Zenith Bank PLC	146,664,000	7,561,377
		$ 52,051,113
Oman — 0.9%
Asyad Shipping Co.	3,677,800	$ 1,825,526
Bank Muscat SAOG	6,093,600	5,716,161
Bank Nizwa SAOG	3,684,900	1,254,149
National Bank of Oman SAOG	1,116,300	1,150,952
Oman Telecommunications Co. SAOG	998,800	2,871,625
Ominvest SAOG	1,152,500	1,102,251
OQ Base Industries SAOG	5,027,100	2,493,650
OQ Exploration & Production SAOG	5,151,000	5,312,862
OQ Gas Networks SAOC	6,403,400	3,428,879
Sohar International Bank SAOG	9,616,900	4,100,571
		$ 29,256,626
Pakistan — 1.9%
Askari Bank Ltd.	1,254,000	$ 528,058
Bank Al Habib Ltd.	2,562,900	1,790,779
Bank Alfalah Ltd.	3,366,175	1,533,358
Bank of Punjab	4,114,300	568,261
DG Khan Cement Co. Ltd.	855,100	683,266
Engro Fertilizers Ltd.	2,229,600	1,940,132
Security	Shares	Value
Pakistan (continued)
Engro Holdings Ltd.(1)	2,407,742	$ 2,244,725
Fauji Fertilizer Co. Ltd.	2,206,000	4,635,310
Habib Bank Ltd.	1,895,600	2,326,469
Hub Power Co. Ltd.	3,771,800	3,085,818
Interloop Ltd.	1,375,600	402,947
Lucky Cement Ltd.	1,555,700	2,676,150
Maple Leaf Cement Factory Ltd.(1)	1,466,600	604,573
Mari Energies Ltd.	593,000	1,503,636
MCB Bank Ltd.	1,075,400	1,562,850
Meezan Bank Ltd.	456,800	794,545
Millat Tractors Ltd.	397,311	785,853
National Bank of Pakistan	1,491,600	1,428,374
Oil & Gas Development Co. Ltd.	1,981,300	2,294,750
Pakistan Oilfields Ltd.	490,300	1,129,690
Pakistan Petroleum Ltd.	1,883,000	1,877,605
Pakistan State Oil Co. Ltd.	786,200	1,322,599
Sazgar Engineering Works Ltd.	74,800	573,737
SUI Northern Gas Pipeline	1,067,100	440,524
Systems Ltd.	2,251,800	1,239,302
TRG Pakistan(1)	1,518,600	392,048
United Bank Ltd.	1,188,531	2,063,319
VEON Ltd. ADR(1)	367,388	20,074,080
		$ 60,502,758
Poland — 0.4%
Budimex SA	16,000	$ 3,093,005
LPP SA	900	4,970,276
Powszechna Kasa Oszczednosci Bank Polski SA	184,300	4,793,802
		$ 12,857,083
Romania — 0.1%
NEPI Rockcastle NV	267,180	$ 2,433,108
		$ 2,433,108
Slovenia — 1.8%
Nova Ljubljanska Banka DD(2)	72,121	$ 15,955,804
Nova Ljubljanska Banka DD GDR(4)	949,166	41,329,125
		$ 57,284,929
South Africa — 4.1%
Absa Group Ltd.	362,500	$ 5,712,115
Aspen Pharmacare Holdings Ltd.	122,100	812,360
Bid Corp. Ltd.	144,200	3,602,486
Bidvest Group Ltd.	141,800	2,051,800
Capitec Bank Holdings Ltd.	37,949	10,189,064
Clicks Group Ltd.	103,200	2,056,011

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Discovery Ltd.	230,900	$ 3,366,690
E Media Holdings Ltd.	68,360	9,418
FirstRand Ltd.	2,155,000	12,291,808
Gold Fields Ltd.	403,400	19,950,000
Harmony Gold Mining Co. Ltd.	269,200	5,720,114
Impala Platinum Holdings Ltd.	386,200	7,198,475
Kumba Iron Ore Ltd.	20,700	459,178
MTN Group Ltd.	756,300	8,398,390
Nedbank Group Ltd.	193,300	3,165,510
Old Mutual Ltd.	1,832,600	1,758,806
OUTsurance Group Ltd.	368,500	1,626,441
Pepkor Holdings Ltd.(2)	1,536,386	2,510,415
Remgro Ltd.	212,900	2,409,339
Sanlam Ltd.	775,200	4,856,345
Sasol Ltd.(1)	231,300	1,633,737
Shoprite Holdings Ltd.	213,500	3,522,536
Sibanye Stillwater Ltd.(1)	1,231,000	5,357,813
Standard Bank Group Ltd.	563,800	10,361,498
Valterra Platinum Ltd.	116,100	10,431,367
Vodacom Group Ltd.	283,000	2,610,494
Woolworths Holdings Ltd.	307,000	1,030,685
		$ 133,092,895
South Korea — 17.1%
Celltrion, Inc.	32,358	$ 4,709,252
CJ CheilJedang Corp.	8,500	1,257,034
Coway Co. Ltd.(1)	41,000	2,372,266
Doosan Enerbility Co. Ltd.(1)	127,109	7,934,907
GS Holdings Corp.	53,600	2,553,011
Hana Financial Group, Inc.	88,200	6,128,320
Hanwha Aerospace Co. Ltd.(1)	16,300	14,672,949
HD Hyundai Heavy Industries Co. Ltd.	15,000	5,970,449
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	19,100	5,470,883
Hyundai Mobis Co. Ltd.	52,000	16,247,752
Hyundai Rotem Co. Ltd.	35,500	5,676,284
Industrial Bank of Korea	236,400	3,632,027
Kakao Corp.	150,200	6,384,145
Kangwon Land, Inc.	127,100	1,537,212
KB Financial Group, Inc.	216,300	20,245,503
KT&G Corp.	67,500	7,218,997
LG Uplus Corp.	255,100	2,834,072
Meritz Financial Group, Inc.	56,700	4,584,491
NAVER Corp.	89,169	16,949,392
Samsung C&T Corp.	109,800	22,888,310
Samsung Electro-Mechanics Co. Ltd.	21,300	4,096,388
Samsung Electronics Co. Ltd.	1,843,483	203,658,254
Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	30,200	$ 10,499,817
Samsung Life Insurance Co. Ltd.	97,800	12,734,099
Shinhan Financial Group Co. Ltd.	157,400	9,199,042
SK Hynix, Inc.	229,100	143,044,778
SK Telecom Co. Ltd.	115,400	5,815,694
Woori Financial Group, Inc.	219,600	4,593,782
		$ 552,909,110
Taiwan — 6.3%
Accton Technology Corp.	45,000	$ 1,573,346
Advantech Co. Ltd.	42,000	396,362
Alchip Technologies Ltd.	7,000	687,256
ASE Technology Holding Co. Ltd.	372,000	3,458,525
Asia Vital Components Co. Ltd.	29,000	1,317,542
Asustek Computer, Inc.	64,000	1,005,425
Cathay Financial Holding Co. Ltd.	839,000	1,998,902
Chailease Holding Co. Ltd.	138,491	456,443
China Steel Corp.	1,116,000	734,267
Chunghwa Telecom Co. Ltd.	345,000	1,462,953
Compal Electronics, Inc.	270,000	278,658
CTBC Financial Holding Co. Ltd.	1,508,000	2,429,606
Delta Electronics, Inc.	204,000	7,785,112
E Ink Holdings, Inc.	78,000	433,615
E.Sun Financial Holding Co. Ltd.	1,319,699	1,397,474
Elite Material Co. Ltd.	27,000	1,464,547
eMemory Technology, Inc.	6,000	345,570
Evergreen Marine Corp. Taiwan Ltd.	100,000	590,619
Far EasTone Telecommunications Co. Ltd.	162,000	455,726
First Financial Holding Co. Ltd.	1,039,760	949,216
Formosa Chemicals & Fibre Corp.	276,000	369,474
Formosa Plastics Corp.	381,000	570,745
Fubon Financial Holding Co. Ltd.	753,990	2,165,142
Gigabyte Technology Co. Ltd.	48,000	353,120
Hon Hai Precision Industry Co. Ltd.	1,301,000	8,993,057
Hotai Motor Co. Ltd.	28,000	482,658
Hua Nan Financial Holdings Co. Ltd.	810,565	850,306
International Games System Co. Ltd.	23,000	522,318
KGI Financial Holding Co. Ltd.	1,472,580	842,029
Largan Precision Co. Ltd.	9,000	685,955
Lite-On Technology Corp.	191,000	981,774
MediaTek, Inc.	167,000	9,263,580
Mega Financial Holding Co. Ltd.	1,067,750	1,312,958
Nan Ya Plastics Corp.	478,000	1,142,696
Novatek Microelectronics Corp.	53,000	628,877
Pegatron Corp.	180,000	396,936
PharmaEssentia Corp.	25,523	623,069

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
President Chain Store Corp.	52,000	$ 353,089
Quanta Computer, Inc.	243,000	2,139,169
Realtek Semiconductor Corp.	44,000	673,191
Shanghai Commercial & Savings Bank Ltd.	357,000	447,196
SinoPac Financial Holdings Co. Ltd.	1,014,767	919,160
Taiwan Cooperative Financial Holding Co. Ltd.	992,394	741,661
Taiwan Mobile Co. Ltd.	159,000	533,132
Taiwan Semiconductor Manufacturing Co. Ltd.	2,327,000	128,673,567
TCC Group Holdings Co. Ltd.	611,000	511,210
TS Financial Holding Co. Ltd.	1,973,608	1,418,463
TS Financial Holding Co. Ltd., PFC Shares(1)	237,825	70,355
Unimicron Technology Corp.	120,661	1,434,275
Uni-President Enterprises Corp.	434,000	987,360
United Microelectronics Corp.	1,032,000	2,053,425
Wistron Corp.	249,000	1,019,007
Wiwynn Corp.	10,000	1,120,921
Yageo Corp.	151,952	1,326,598
Yuanta Financial Holding Co. Ltd.	973,473	1,326,095
		$ 205,153,732
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 3,976
		$ 3,976
United Arab Emirates — 3.9%
Abu Dhabi Commercial Bank PJSC	2,326,467	$ 9,649,944
Abu Dhabi Islamic Bank PJSC	990,227	6,567,329
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	2,157,711
ADNOC Logistics & Services	2,000,000	3,056,362
Agthia Group PJSC	2,220,832	2,238,581
Air Arabia PJSC	4,642,425	6,300,523
Al Ansari Financial Services PJSC	1,805,311	484,117
Al Waha Capital PJSC	6,168,401	3,193,213
Aldar Properties PJSC	4,332,652	11,326,469
Amanat Holdings PJSC	10,123,250	3,554,877
Americana Restaurants International PLC	1,335,869	566,892
Deyaar Development PJSC	16,085,701	4,471,457
Dubai Electricity & Water Authority PJSC	1,988,024	1,635,470
Dubai Islamic Bank PJSC	1,955,614	5,144,783
Emaar Properties PJSC	5,225,625	21,376,428
Emirates NBD Bank PJSC	960,687	8,136,251
Emirates Telecommunications Group Co. PJSC	2,102,157	11,275,734
First Abu Dhabi Bank PJSC	2,746,705	13,916,829
Kyivstar Group Ltd.(1)	589,000	6,685,150
Modon Holding PSC(1)	227,300	209,381
National Central Cooling Co. PJSC	689,840	563,854
Security	Shares	Value
United Arab Emirates (continued)
Ras Al Khaimah Ceramics PJSC	3,875,806	$ 2,681,364
Taaleem Holdings PJSC	29,300	33,426
Talabat Holding PLC	5,000,000	1,267,198
Two Point Zero Group PJSC(1)	2,223,266	1,366,330
		$ 127,859,673
Vietnam — 12.3%
Airports Corp. of Vietnam JSC(1)	2,660,285	$ 5,620,682
An Cuong Wood Working JSC	19,500	26,680
Asia Commercial Bank JSC	3,066,532	2,856,011
Ba Ria - Vung Tau House Development JSC(1)	683,648	575,804
Bank for Foreign Trade of Vietnam JSC	5,490,096	14,946,254
Bank for Investment & Development of Vietnam JSC	7,640,253	15,889,022
Baominh Insurance Corp.	1,965,398	1,397,630
Binh Duong Water Environment Corp. JSC	977,800	1,743,594
Binh Minh Plastics JSC	418,100	2,631,458
Binh Son Refining & Petrochemical JSC(1)	2,948,667	2,566,857
Century Land JSC(1)	520,000	152,552
Century Synthetic Fiber Corp.(1)	20,546	12,785
Coteccons Construction JSC	1,084,020	3,213,706
Dat Xanh Real Estate Services JSC(1)	592,200	170,502
Digiworld Corp.	1,876,240	3,546,550
Dong Hai JSC of Bentre	250,320	352,708
Duc Giang Chemicals JSC	1,624,800	4,293,260
FPT Corp.	4,014,338	16,164,004
FPT Digital Retail JSC(1)	3,081,625	20,155,161
Gelex Group JSC	2,765,750	3,920,063
Gemadept Corp.	3,433,300	9,083,672
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	2,105,517	2,303,450
Hoa Phat Group JSC(1)	7,071,323	7,307,980
IDICO Corp. JSC	1,184,845	2,190,996
Khang Dien House Trading & Investment JSC(1)	7,815,165	8,287,096
Kinh Bac City Development Holding Corp.(1)	5,670,900	7,665,027
Masan Group Corp.(1)	3,177,500	10,297,908
Military Commercial Joint Stock Bank	5,055,996	5,316,794
Mobile World Investment Corp.	6,665,800	23,943,360
Nam Long Investment Corp.	7,139,034	8,124,330
Novaland Investment Group Corp.(1)	7,524	3,772
PC1 Group JSC(1)	2,525,900	2,361,751
PetroVietNam Ca Mau Fertilizer JSC	400,200	564,909
PetroVietnam Drilling & Well Services JSC	1,788,000	2,145,758
Petrovietnam Fertilizer & Chemicals JSC	742,423	686,730
PetroVietnam Gas JSC	806,284	3,637,018
PetroVietnam Technical Services Corp.(1)	3,508,275	6,154,893
Petrovietnam Transportation Corp.(1)	2,790,876	2,236,785

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Pha Lai Thermal Power JSC	3,092,560	$ 1,201,179
Phat Dat Real Estate Development Corp.(1)	4,367,954	3,010,575
Phu Nhuan Jewelry JSC	2,756,566	14,228,466
Phu Tai Corp.	802,440	1,644,922
Phuoc Hoa Rubber JSC	878,500	2,183,239
Quang Ngai Sugar JSC	316,000	578,710
Quang Ninh Thermal Power JSC	2,650,550	1,267,179
Refrigeration Electrical Engineering Corp.	1,022,324	2,620,697
Sai Gon VRG Investment Corp.	3,029,520	7,181,386
Saigon Beer Alcohol Beverage Corp.	4,882,300	9,415,817
Saigon Thuong Tin Commercial JSB(1)	2,460,000	5,983,374
Sao Ta Foods JSC	402,800	585,516
Sonadezi Chau Duc Shareholding Co.	932,800	1,161,837
SSI Securities Corp.	7,893,396	9,506,514
Taseco Air Services JSC	321,674	903,697
Techcom Securities JSC(1)	5,639,228	12,286,207
Thien Long Group Corp.	340,494	675,862
Thu Dau Mot Water JSC	1,800	3,957
Tien Phong Commercial Joint Stock Bank	2,780,925	1,841,830
Vietjet Aviation JSC(1)	144,200	950,622
Vietnam Dairy Products JSC	2,591,800	7,078,991
Vietnam Engine & Agricultural Machinery Corp.	241,100	332,782
Vietnam Joint Stock Commercial Bank for Industry & Trade	10,983,268	16,441,987
Vietnam National Petroleum Group	945,900	2,158,854
Vietnam Prosperity JSC Bank	18,429,700	19,927,411
Vietnam Technological & Commercial Joint Stock Bank	3,114,800	4,615,814
Viettel Construction Joint Stock Corp.	412,600	1,532,264
Vincom Retail JSC(1)	2,112,600	2,465,300
Vingroup JSC(1)	3,518,600	19,158,565
Vinh Hoan Corp.	3,939,000	9,813,871
Vinhomes JSC(1)(2)	6,063,500	24,919,635
VNDirect Securities Corp.	990,875	710,886
VP Bank Securities Ltd. Co.(1)	9,307,809	9,940,483
		$ 398,875,941
Total Common Stocks (identified cost $2,048,015,978)		$3,010,959,593

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(6)	UZS	40,521,780	$ 3,323,564
Total Loan Participation Notes (identified cost $3,458,976)			$ 3,323,564

Preferred Stocks — 0.0%†
Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd., 6.00%(1)	153,600	$ 16,698
Total Preferred Stocks (identified cost $0)		$ 16,698

Rights — 0.0%
Security	Shares	Value
Nigeria — 0.0%
United Bank for Africa PLC, Exp. 9/5/25(1)	5,653,870	$ 0
		$ 0
Vietnam — 0.0%
Ba Ria - Vung Tau House Development JSC, Exp. 12/15/25(1)	610,400	$ 0
		$ 0
Total Rights (identified cost $0)		$ 0

Sovereign Government Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 6,845,709
Total Sovereign Government Bonds (identified cost $6,418,781)			$ 6,845,709

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.9%
Affiliated Fund — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(7)	156,057,830	$ 156,057,830
Total Affiliated Fund (identified cost $156,057,830)		$ 156,057,830

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(8)	18,846,800	$ 18,846,800
Total Securities Lending Collateral (identified cost $18,846,800)		$ 18,846,800

Sovereign Government Securities — 0.0%†
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.0%†
Nigeria OMO Bills:
0.00%, 4/21/26	NGN	87,771	$ 60,766
0.00%, 4/28/26	NGN	41,795	28,830
0.00%, 5/5/26	NGN	111,177	76,395
0.00%, 7/14/26	NGN	33,437	22,122
0.00%, 7/28/26	NGN	33,437	21,961
Total Sovereign Government Securities (identified cost $204,078)			$ 210,074

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/12/26	$15,500	$ 15,484,552
0.00%, 3/5/26	501	498,450
0.00%, 3/19/26	506	503,710
Total U.S. Treasury Obligations (identified cost $16,484,974)		$ 16,486,712
Total Short-Term Investments (identified cost $191,593,682)		$ 191,601,416
Value
Total Purchased Options — 0.2% (identified cost $18,593,242)	$ 5,508,229
Total Investments — 99.4% (identified cost $2,268,080,659)	$3,218,255,209
Other Assets, Less Liabilities — 0.6%	$ 18,008,065
Net Assets — 100.0%	$3,236,263,274
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $53,598,908 or 1.7% of the Portfolio's net assets.
(3)	All or a portion of this security was on loan at January 31, 2026. The aggregate market value of securities on loan at January 31, 2026 was $17,332,593 and the total market value of the collateral received by the Fund was $18,862,360, comprised of cash of $18,846,800 and U.S. government and/or agencies securities of $15,560.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $105,444,743 or 3.3% of the Portfolio's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(8)	Represents investment of cash collateral received in connection with securities lending.

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	37.0%	$1,190,218,984
Information Technology	17.7	574,728,717
Industrials	7.1	232,628,929
Materials	5.9	196,895,939
Consumer Discretionary	5.4	182,316,597
Real Estate	4.7	150,729,301
Energy	4.9	147,129,830
Communication Services	4.2	137,185,701
Consumer Staples	3.2	98,857,860
Utilities	2.4	79,778,605
Health Care	0.6	23,829,392
Government	0.2	6,845,709
Short-Term Investments	5.9	191,601,416
Total	99.2%	$3,212,746,980
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	240,000,000	CNH	7.00	4/2/26	$2,700,480
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	54,557
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	29,209
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	28,165
Total							$2,812,411
Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 03/2026	8,100	HKD 3,773,421,450	HKD 10,400.00	3/20/26	$2,695,818
Total					$2,695,818
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	3,454,060,900	USD	38,154,150	3/18/26	$ (613,534)
INR	5,597,000,000	USD	61,821,395	3/18/26	(990,150)
INR	5,598,939,100	USD	61,961,898	3/18/26	(1,109,577)
TWD	993,749,952	USD	31,786,775	3/18/26	(392,995)
TWD	1,013,544,920	USD	32,445,689	3/18/26	(426,561)

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	1,417,969,660	USD	45,441,920	3/18/26	$ (646,517)
USD	4,226,965	EUR	3,578,952	3/18/26	(23,945)
USD	12,244,431	EUR	10,367,303	3/18/26	(69,362)
USD	199,268,227	EUR	168,719,489	3/18/26	(1,128,812)
USD	24,740,782	INR	2,249,850,000	3/18/26	288,186
USD	21,207,485	INR	1,926,700,000	3/18/26	267,059
USD	19,441,425	INR	1,767,000,000	3/18/26	236,706
USD	15,551,980	INR	1,413,000,000	3/18/26	194,726
USD	15,550,302	INR	1,413,000,000	3/18/26	193,048
USD	14,136,169	INR	1,286,250,000	3/18/26	156,503
USD	11,666,852	INR	1,060,000,000	3/18/26	146,194
USD	11,667,679	INR	1,060,200,000	3/18/26	144,848
USD	11,653,307	INR	1,060,000,000	3/18/26	132,650
USD	7,783,292	INR	707,000,000	3/18/26	99,231
USD	7,769,948	INR	707,000,000	3/18/26	85,887
TWD	265,233,200	USD	8,382,844	7/8/26	12,167
TWD	210,795,900	USD	6,665,062	7/8/26	6,932
TWD	263,347,500	USD	8,329,301	7/8/26	6,026
TWD	391,235,700	USD	12,379,310	7/8/26	3,862
TWD	328,731,800	USD	10,404,551	7/8/26	282
TWD	300,964,000	USD	9,527,192	7/8/26	(1,249)
TWD	260,707,600	USD	8,253,113	7/8/26	(1,343)
TWD	335,831,600	USD	10,632,629	7/8/26	(3,077)
TWD	233,424,400	USD	7,398,555	7/8/26	(10,337)
TWD	213,728,300	USD	6,775,776	7/8/26	(10,968)
					$(3,454,120)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	193	Long	2/25/26	$20,044,980	$ 18,270
Hang Seng China Enterprises Index	948	Long	2/26/26	56,737,292	1,029,797
					$1,048,067

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
UBS AG	USD	37,500	Positive Return on Shenzhen Stock Exchange Composite Index plus (14.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	2/24/26	$ 4,924,314
UBS AG	USD	62,100	Positive Return on Shenzhen Stock Exchange Composite Index plus (14.30% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	2/24/26	8,186,237
						$13,110,551
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
NGN	– Nigerian Naira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended January 31, 2026, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $156,057,830, which represents 4.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$90,198,552	$378,982,700	$(313,123,422)	$ —	$ —	$156,057,830	$1,379,135	156,057,830
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 195,446,077	$ —	$ 195,446,077
Asia	106,182,254	1,338,982,475	—	1,445,164,729
Australasia/Pacific	—	20,093,884	—	20,093,884
Developed Europe	607,924	18,418,921	—	19,026,845
Emerging Europe	42,883,820	591,164,233	—	634,048,053
Latin America	256,049,625	203,767,643	—	459,817,268
Middle East	6,685,150	229,084,831	—	235,769,981
North America	1,592,756	—	—	1,592,756
Total Common Stocks	$414,001,529	$2,596,958,064**	$ —	$3,010,959,593
Loan Participation Notes	$ —	$ —	$3,323,564	$ 3,323,564
Preferred Stocks	—	16,698	—	16,698
Rights	—	—	—	—
Sovereign Government Bonds	—	6,845,709	—	6,845,709
Short-Term Investments:
Affiliated Fund	156,057,830	—	—	156,057,830
Securities Lending Collateral	18,846,800	—	—	18,846,800
Sovereign Government Securities	—	210,074	—	210,074
U.S. Treasury Obligations	—	16,486,712	—	16,486,712

Global Macro Capital Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Purchased Currency Options	$ —	$ 2,812,411	$ —	$ 2,812,411
Purchased Call Options	2,695,818	—	—	2,695,818
Total Investments	$591,601,977	$2,623,329,668	$3,323,564	$3,218,255,209
Forward Foreign Currency Exchange Contracts	$ —	$ 1,974,307	$ —	$ 1,974,307
Futures Contracts	—	1,048,067	—	1,048,067
Swap Contracts	—	13,110,551	—	13,110,551
Total	$591,601,977	$2,639,462,593	$3,323,564	$3,234,388,134
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,428,427)	$ —	$ (5,428,427)
Total	$ —	$ (5,428,427)	$ —	$ (5,428,427)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.